Label	Element	Value
Supplement | Invesco FTSE International Low Beta Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED FEBRUARY 28, 2023 TO THE:

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2023 OF:

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

(each, a “Fund” and collectively, the “Funds”)

As previously announced, at a meeting held on January 20, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved the termination and liquidation of each Fund, with the liquidation payment to shareholders expected to take place on or about April 6, 2023.

After the close of business on March 23, 2023, the Funds no longer will accept creation orders. The last day of trading in each Fund on The Nasdaq Stock Market LLC or the Cboe BZX Exchange, Inc. (each, an “Exchange”), as applicable, will be March 30, 2023. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objective or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders. A liquidation may also be delayed if unforeseen circumstances arise.

Shareholders may sell their holdings of a Fund on the applicable Exchange until market close on March 30, 2023, and may incur typical transaction fees from their broker-dealer. Each Fund’s shares will no longer trade on the applicable Exchange after market close on March 30, 2023, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on March 30, 2023 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about April 6, 2023.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over or under their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco FTSE International Low Beta Equal Weight ETF